FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187




                                 June 25, 2018



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn: Filing Desk, Stop 1-4

     Re:              The First Trust Combined Series 577
                    (File No. 333-225125) (CIK No. 1704618)

Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on June 21, 2018.

                                           Very truly yours,

                                           The First Trust Combined Series 577,
                                               Registrant


                                           /s/ First Trust Portfolios L.P.
                                           ___________________________________
                                           By: FIRST TRUST PORTFOLIOS L.P.,
                                               Depositor